Subsequent Events (Narrative) (Detail) - Subsequent Event - JPY (¥) ¥ / shares in Units, ¥ in Millions	Nov. 30, 2023	Nov. 14, 2023
Subsequent Event [Line Items]
Number of shares authorized to be repurchased (in shares)		400,000,000
Stock repurchase program, authorized amount		¥ 400,000
Treasury stock, shares retired (in shares)	350,000,000
Common Stock
Subsequent Event [Line Items]
Dividends payable (in Yen per share)		¥ 20.5
Dividends payable, total amount		¥ 247,101
Shares repurchased as % of total shares		3.30%